Subsequent Events (Details) - USD ($) $ in Millions	5 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Gross proceeds	$ 83.4
Pre-money valuation	750.0
Subsequent, description		the investor(s) convert(s) at round price if it is lower than a $750 million valuation, with a cap of $750 million.
Initial Public Offering [Member] | Special Purpose Acquisition Company [Member]
Subsequent Events (Details) [Line Items]
Pre-money valuation	750.0
Series B [Member]
Subsequent Events (Details) [Line Items]
Pre-money valuation	$ 750.0